Related parties - Outstanding related party transactions (Details) - Joint ventures where entity is venturer - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Trade receivables	$ 46	$ 14
Trade payables	103	183
Shareholders Loan	850	850
Turnover	0	324
Dividend Income	150	3,021
TI Africa Ltd
Disclosure of transactions between related parties [line items]
Trade receivables		0
Trade payables		58
Shareholders Loan		0
Turnover		162
Dividend Income		0
TI Asia Ltd
Disclosure of transactions between related parties [line items]
Trade receivables		0
Trade payables		0
Shareholders Loan		0
Turnover		162
Dividend Income		1,000
Bari Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	46	14
Trade payables	0	0
Shareholders Loan	850	850
Turnover	0	0
Dividend Income	0	0
Bastia Shipholding Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Trade payables	0	0
Shareholders Loan	0	0
Turnover	0	0
Dividend Income	150	150
Tankers Agencies (UK) Ltd
Disclosure of transactions between related parties [line items]
Trade receivables	0	0
Trade payables	103	125
Shareholders Loan	0	0
Turnover	0	0
Dividend Income	$ 0	$ 1,871